GOODWILL (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Satellite Networks And Integrated Solutions [Member]
Goodwill [Line Items]
Net of accumulated impairment losses	$ 62,179